Cover	Oct. 31, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39291
Entity Registrant Name	EOS ENERGY ENTERPRISES, INC.
Entity Central Index Key	0001805077
Entity Tax Identification Number	84-4290188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3920 Park Avenue
Entity Address, City or Town	Edison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08820
City Area Code	732
Local Phone Number	225-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EOSE
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of common stock
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	EOSEW
Security Exchange Name	NASDAQ